Schedule of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Weighted-average remaining lease term - operating leases (years)	9 years 8 months 12 days	11 years 3 months 18 days
Weighted-average discount rate - operating leases	13.40%	14.00%